THE CHAPMAN FUNDS, INC.
                      The Chapman U.S. Treasury Money Fund
                 The Chapman Institutional Cash Management Fund

                      Certification Pursuant to Rule 497(j)
                    of the Securities Act of 1933, as amended

         The undersigned hereby certifies as follows:

A. I am the President and Chairman of the Board of Directors of The Chapman Funds, Inc.

B. The form of prospectus for the following series of The Chapman Funds, Inc. (the "Registrant"): The Chapman U.S. Treasury Money Fund and The Chapman Institutional Cash Management Fund (the "Funds"), that would have been filed under paragraph (b) or (c) of Rule 497 under the Securities Act of 1934, as amended, would not have differed from that contained in Post-Effective Amendment 27 to the Registrant's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on March 1, 2002 pursuant to Rule 485(a) (the "Amendment"), the most recent registration statement or amendment applicable to the Funds.

C. The text of the Amendment has been filed electronically pursuant to Regulation S-T.

March 18, 2002


                                           /S/ NATHAN A. CHAPMAN, JR.
                                           --------------------------
                                           Nathan A. Chapman, Jr.